RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2017
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. ("Ctrip")	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited ("Yibang")*	Hotel	Equity method investee of the Group
Sheen Star Group Limited ("Sheen Star")	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd ("Qianya")	Hotels management	Investee of the Group
Accor Hotels ("Accor")	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. ("Cjia")	Apartment Management Group	Equity method investee of the Group
Jiyuan Zhongzhou Express Hotel Co., Ltd. ("Jiyuan")	Hotel	Equity method investee of the Group
Shanghai Yechun Catering Co., Ltd. ("Yechun")	Catering Management Company	Equity method investee of the Group

*	In June 2016, the Group disposed the equity investment in Yibang, subsequent to which Yibang is no longer a related party of the Group.

Schedule of amounts due from related parties

	As of
	December 31, 2016	June 30, 2017
Sheen Star	37,060	37,060
Accor	4,052	4,771
Cjia	50,365	81,772
Jiyuan	3,398	665
Yechun	375	33
Ctrip	3,203	—

Total	98,453	124,301

Schedule of amounts due to related party

	As of
	December 31, 2016	June 30, 2017
Ctrip
—Payables for hotel reservation services	3,291	5,041
Qianya
—Payables for service fee	164	141
Accor
—Payables for brand use fee, reservation fee and other related service fee	6,019	3,004
Jiyuan
—Payables for cash collected on behalf	59	66
Yechun
—Payables for cash collected on behalf	1,525	1,354

Total	11,058	9,606

Schedule of related party transactions

	Six-month Period Ended June 30,
	2016	2017
Commission expenses to Ctrip	19,815	24,682
Service fee from Yibang	292	—
Service fee to Qianya	487	—
Brand use fee, reservation fee and other related service fee to Accor	2,688	4,695
Marketing and training fee from Ctrip	3,167	6,333
Service fee from Accor	2,718	5,907
Goods sold and service provided to Cjia	—	702
Interest income from Sheen Star	2,060	—
Rental income from Cjia	—	1,450